Provisions - Summary of Provisions (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Non-current provisions [abstract]
Provision for decommissioning costs	₨ 13,384	$ 176	₨ 13,686
Total	₨ 13,384	$ 176	₨ 13,686